Exploration and Evaluation Assets - Summary of Exploration and Valuation Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance		$ 787
Exploration Expense		(91)	$ (82)	$ (2,123)
Ending Balance		623	787
E&E Assets [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance		787	785
Additions		48	73
Transfers to PP&E (Note 18) (1)	[1]	(47)
Exploration Expense		(91)	(82)
Depletion		(18)
Change in Decommissioning Liabilities		5	9
Exchange Rate Movements and Other			2
Divestitures (Note 8)		(61)
Ending Balance		$ 623	$ 787	$ 785

[1]	(1)Includes the $41 million reclassification of the GORR retained in the sale of the Marten Hills assets (see Note 8).